UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 7,740	$ 17,909
Prepaid expenses and other assets	2,901	5,916
Assets held for sale	3,313	0
Total current assets	13,954	23,825
Property and equipment, net	0	4,385
Right of use assets - operating leases	1,999	2,040
Deferred financing costs	0	208
Total assets	15,953	30,458
Current liabilities:
Accounts payable	3,251	2,081
Accrued expenses	4,705	7,448
Deferred revenue	0	3,729
Operating lease liabilities	998	832
Finance lease liabilities	640	905
Other current liabilities	853	1,060
Total current liabilities	10,447	16,055
Deferred revenue	41,250	41,250
Operating lease liabilities	687	724
Finance lease liabilities	0	20
Other long-term liabilities	231	318
Total liabilities	52,615	58,367
Commitments and contingencies (Note 6)
Stockholders' deficit:
Preferred stock $0.001 par value, 5,000,000 shares authorized, none issued or outstanding	0	0
Common stock $0.001 par value, 350,000,000 shares authorized, 41,788,096 and 41,750,109 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	41	41
Additional paid-in capital	278,142	277,629
Accumulated deficit	(314,845)	(305,579)
Total stockholders' deficit	(36,662)	(27,909)
Total liabilities and stockholders' deficit	$ 15,953	$ 30,458